Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended
	Dec. 18, 2024 CAD ($) $ / shares shares	Dec. 18, 2024 USD ($) $ / shares shares	Jan. 31, 2026 CAD ($) shares	Jan. 31, 2025 CAD ($) shares	Mar. 31, 2025 shares	Oct. 31, 2025 shares	Apr. 28, 2025 shares	Apr. 21, 2025 shares
Statement Line Items [Line Items]
Proceeds from issuing shares | $			$ 1,970,000	$ 114,879,000
Shares purchased and cancelled during period (in shares)			0
Reduction of issued capital | $			$ 0
Expense from share-based payment transactions | $			$ 0	75,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)			32,069,447			31,945,535		32,518,786
Proceeds from issuing shares | $	$ 116,000,000
Issue of equity | $	116,300,000
Share issue related cost | $	$ 6,200,000
Maximum number of shares allowed to be purchased for cancellation (in shares)							2,000,000
Percent of public float							8.99%
Number of shares in public float (in shares)								22,237,283
Average daily trading volume (in shares)					37,761
Number of shares traded (in shares)					20,321,293
Number of shares traded on TSE system (in shares)					4,720,219
Number of shares traded on alternate exchanges and trading systems (in shares)					15,601,074
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Issue of equity | $			$ 2,628,000	$ 114,879,000
Shares issued from stock option exercises (in shares)			123,912	6,775
Value From The Exercise Of Options | $			$ 2,000,000	$ 108,000
Ordinary shares [member] | Issued as treasury offering [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares)	5,660,378	5,660,378
Issue of equity, price per share (in dollars per share) | (per share)	$ 18.95	$ 13.25
Proceeds from issuing shares | $		$ 75.0
Ordinary shares [member] | Issued for over allotment [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares)	849,056	849,056
Issue of equity, price per share (in dollars per share) | (per share)	$ 19.07	$ 13.25
Proceeds from issuing shares | $		$ 11.2
Percentage of base offering	15.00%	15.00%